Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Schedule Of Income Taxes [Line Items]
Deferred tax assets, valuation allowance increase (decrease)	$ 600,000	$ (3,000,000.0)	$ (12,700,000)
Changes in deferred tax assets valuation allowance, amount			(9,700,000)
Unrecognized tax benefits liability	12,955,000	10,856,000	14,023,000	$ 10,566,000
Unrecognized tax benefits, interest on income taxes accrued	4,000,000.0	2,700,000	2,100,000
Unrecognized tax benefits, income tax penalties accrued	400,000	400,000
Recognized tax expense related to interest and penalties	1,400,000	800,000	0
Cash used to pay income taxes, net of refunds	89,770,000	$ 106,900,000	$ 72,124,000
State and Local Jurisdiction
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward	17,100,000
Foreign
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward	73,900,000
Internal Revenue Service (IRS)
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward	$ 400,000